Annual Fund Operating Expenses - F/m Callable Tax-Free Municipal ETF - F/m Callable Tax-Free Municipal ETF Shares	Sep. 26, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.30%

[1]	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.